Performance Management - Guardian Capital Dividend Growth Fund	Jan. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The performance information below provides some indication of the risks of investing in the Guardian Dividend Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. Effective January 28, 2022, the Guardian Dividend Fund’s Class I Shares were renamed Institutional Shares. The table shows the average annual returns of the Institutional Shares (formerly Class I Shares) for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index.

Visit www.guardiancapitalfunds.com or call 1-800-957-0681 for current performance information.

Past performance, before and after taxes, is not necessarily predictive of future performance.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, is not necessarily predictive of future performance.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Guardian Dividend Fund. The bar chart shows changes in the performance of the Institutional Shares from year to year. Effective January 28, 2022, the Guardian Dividend Fund’s Class I Shares were renamed Institutional Shares. The table shows the average annual returns of the Institutional Shares (formerly Class I Shares) for the periods of 1 Year, 5 Years and Since Inception compared to a broad-based market index.
Bar Chart [Heading]	Guardian Capital Dividend Growth Fund Calendar Year Total Returns – Institutional Shares
Bar Chart [Table]

Bar Chart Closing [Text Block]	Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest	10/1/2021 – 12/31/2021	15.48%
Lowest	1/1/2020 – 3/31/2020	(16.16)%

Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	15.48%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1616.00%
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/2025)
Performance Table Uses Highest Federal Rate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance [Table]
	1 Year	5 Years	Since Inception (5/1/19)
Guardian Capital Dividend Growth Fund
Institutional Shares - Before Taxes	13.45%	11.37%	11.57%
Institutional Shares - After Taxes on Distributions(1)	7.58%	9.81%	10.30%
Institutional Shares - After Tax on Distributions and Sale of Fund Shares(1)	12.10%	8.96%	9.27%
MSCI World Index (reflects no deduction for fees, expenses or taxes)(2)	21.09%	12.15%	13.03%

(1)	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are for Institutional Shares only. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return. After-tax returns for other share classes will vary.
(2)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees that a mutual fund pays, such as investment management and fund accounting fees, or taxes. Individuals cannot invest directly in a benchmark index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other share classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.guardiancapitalfunds.com
Performance Availability Phone [Text]	1-800-957-0681